Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.9%)
	Cogent Communications Holdings Inc.	34,596	2,008
	Shutterstock Inc.	29,195	1,571
*	TechTarget Inc.	32,858	1,500
*	Yelp Inc. Class A	41,734	1,292
*	Cinemark Holdings Inc.	67,455	918
*	Thryv Holdings Inc.	37,045	711
*	Gogo Inc.	38,770	608
*	Cars.com Inc.	37,571	555
*	EW Scripps Co. Class A	32,333	485
*	Gannett Co. Inc.	66,055	165
			9,813
Consumer Discretionary (13.0%)
	Signet Jewelers Ltd.	56,280	3,658
	Academy Sports & Outdoors Inc.	60,750	3,067
*	Gentherm Inc.	40,128	2,873
*	LGI Homes Inc.	24,777	2,461
*	Boot Barn Holdings Inc.	36,068	2,429
	Installed Building Products Inc.	28,518	2,422
*	Cavco Industries Inc.	10,007	2,298
*	Asbury Automotive Group Inc.	12,051	2,261
	Steven Madden Ltd.	60,225	2,080
*	Dorman Products Inc.	22,933	2,056
	LCI Industries	20,616	2,038
*	Vista Outdoor Inc.	68,408	1,913
*	Meritage Homes Corp.	20,817	1,799
*	National Vision Holdings Inc.	42,988	1,739
	Century Communities Inc.	34,802	1,676
*	XPEL Inc.	23,740	1,627
	Buckle Inc.	35,769	1,572
*,1	Leslie's Inc.	98,511	1,438
*	Monarch Casino & Resort Inc.	16,016	1,359
	Kontoor Brands Inc.	30,433	1,322
*	Sonos Inc.	75,331	1,321
	Oxford Industries Inc.	11,576	1,307
*	Shake Shack Inc. Class A	24,834	1,306
	Jack in the Box Inc.	17,583	1,271
	American Eagle Outfitters Inc.	79,956	1,265
	Sturm Ruger & Co. Inc.	21,348	1,173
	Winnebago Industries Inc.	19,600	1,148
*	Six Flags Entertainment Corp.	43,764	1,054
	Hibbett Inc.	15,621	1,041

		Shares	Market Value ($000)
*	Frontdoor Inc.	40,374	944
*	iRobot Corp.	18,102	943
*	Dave & Buster's Entertainment Inc.	23,132	917
*	MarineMax Inc.	26,016	859
*	Stride Inc.	23,604	836
*	Golden Entertainment Inc.	17,758	787
*	Sleep Number Corp.	26,603	778
	Dine Brands Global Inc.	10,232	763
	Monro Inc.	16,739	761
	Rent-A-Center Inc.	30,901	744
*	Abercrombie & Fitch Co. Class A	28,761	690
	Patrick Industries Inc.	12,331	690
*	Sally Beauty Holdings Inc.	56,925	670
	Movado Group Inc.	19,371	624
*	Children's Place Inc.	15,906	565
	Shoe Carnival Inc.	20,778	549
*	Liquidity Services Inc.	32,653	545
	Wolverine World Wide Inc.	43,746	490
*,1	Mister Car Wash Inc.	44,183	452
*	Genesco Inc.	7,581	396
*	Green Brick Partners Inc.	15,546	376
			67,353
Consumer Staples (4.5%)
*	Simply Good Foods Co.	103,219	4,118
*	United Natural Foods Inc.	70,530	3,363
*	elf Beauty Inc.	60,253	3,311
	MGP Ingredients Inc.	18,629	2,330
	Inter Parfums Inc.	21,585	2,057
	Vector Group Ltd.	159,339	1,769
	Medifast Inc.	13,340	1,682
	WD-40 Co.	9,571	1,603
	J & J Snack Foods Corp.	7,956	1,305
	National Beverage Corp.	16,058	827
*	USANA Health Sciences Inc.	9,008	496
	Tootsie Roll Industries Inc.	10,766	484
			23,345
Energy (3.2%)
	SM Energy Co.	148,319	6,394
	Civitas Resources Inc.	62,755	4,227
*	Callon Petroleum Co.	61,970	2,598
	Ranger Oil Corp.	23,915	1,042
*	Laredo Petroleum Inc.	13,861	885
	Dorian LPG Ltd.	38,494	750
[1]	Core Laboratories NV	23,537	510
			16,406
Financials (15.1%)
	ServisFirst Bancshares Inc.	59,130	4,483
	First Bancorp	227,429	3,498
	Walker & Dunlop Inc.	37,168	3,319
	United Community Banks Inc.	82,107	3,200
*	Axos Financial Inc.	64,374	2,582
	Lakeland Financial Corp.	30,670	2,422
	Piper Sandler Cos.	16,587	2,383
	Ameris Bancorp	44,947	2,377
*	Trupanion Inc.	42,398	2,216
	Veritex Holdings Inc.	65,306	2,133
	Independent Bank Corp.	23,328	2,112

		Shares	Market Value ($000)
	Assured Guaranty Ltd.	31,472	2,095
*	Bancorp Inc.	68,426	2,051
	Community Bank System Inc.	29,922	1,949
*	Palomar Holdings Inc.	30,544	1,916
	Pacific Premier Bancorp Inc.	50,569	1,868
	Park National Corp.	11,040	1,671
*	Triumph Bancorp Inc.	27,855	1,665
	WSFS Financial Corp.	33,844	1,642
	Virtus Investment Partners Inc.	8,287	1,607
*	Enova International Inc.	38,792	1,565
	Pathward Financial Inc.	35,202	1,532
	Seacoast Banking Corp. of Florida	38,631	1,328
	Banner Corp.	17,761	1,254
	Preferred Bank	16,463	1,244
*	Customers Bancorp Inc.	36,907	1,191
*	Donnelley Financial Solutions Inc.	30,874	1,179
	BancFirst Corp.	11,130	1,135
	Redwood Trust Inc.	141,023	1,114
	Eagle Bancorp Inc.	22,903	1,080
	First Bancorp (XNGS)	21,556	1,048
	National Bank Holdings Corp. Class A	21,167	984
	Provident Financial Services Inc.	41,691	939
	First Commonwealth Financial Corp.	62,052	913
	City Holding Co.	8,616	878
	FB Financial Corp.	20,399	873
	Southside Bancshares Inc.	23,246	845
	Hilltop Holdings Inc.	28,253	842
	B. Riley Financial Inc.	19,156	841
	OFG Bancorp	28,740	833
	Brightsphere Investment Group Inc.	39,045	795
	Stewart Information Services Corp.	16,067	711
*	Encore Capital Group Inc.	13,851	698
	Dime Community Bancshares Inc.	18,805	671
*	Blucora Inc.	25,346	635
	HomeStreet Inc.	21,525	588
	Brookline Bancorp Inc.	40,725	579
	Tompkins Financial Corp.	6,691	559
	Hanmi Financial Corp.	20,594	557
	Banc of California Inc.	30,278	514
	Northfield Bancorp Inc.	30,071	480
	WisdomTree Inc.	83,882	467
	KKR Real Estate Finance Trust Inc.	27,305	452
	Central Pacific Financial Corp.	20,672	438
	Ellington Financial Inc.	30,401	415
	Stellar Bancorp Inc.	11,475	388
[1]	HCI Group Inc.	8,694	325
*	World Acceptance Corp.	4,380	311
			78,390
Health Care (14.7%)
*	AMN Healthcare Services Inc.	52,356	6,476
*	Cytokinetics Inc.	113,916	4,841
	Ensign Group Inc.	36,130	3,432
*	Merit Medical Systems Inc.	39,154	2,819
*	Vir Biotechnology Inc.	91,479	2,582
*	Supernus Pharmaceuticals Inc.	64,743	2,377
*	Arcus Biosciences Inc.	62,882	2,212
*	Xencor Inc.	72,261	2,148
*	Prestige Consumer Healthcare Inc.	31,928	1,962

		Shares	Market Value ($000)
	CONMED Corp.	23,603	1,956
*	Catalyst Pharmaceuticals Inc.	114,517	1,920
*	Corcept Therapeutics Inc.	70,363	1,779
*	Dynavax Technologies Corp.	142,387	1,767
*	CorVel Corp.	11,168	1,708
*	Pacira BioSciences Inc.	33,845	1,633
*	Cross Country Healthcare Inc.	43,983	1,574
*	Ironwood Pharmaceuticals Inc. Class A	120,828	1,463
*	Ligand Pharmaceuticals Inc.	19,430	1,416
*	Glaukos Corp.	29,988	1,397
*	Apollo Medical Holdings Inc.	47,532	1,353
*	uniQure NV	49,714	1,315
*	Vericel Corp.	57,188	1,306
*	Harmony Biosciences Holdings Inc.	20,003	1,196
*	Avid Bioservices Inc.	74,726	1,170
*	RadNet Inc.	58,866	1,164
	LeMaitre Vascular Inc.	23,402	1,096
*	Meridian Bioscience Inc.	33,838	1,083
*	Myriad Genetics Inc.	50,715	1,028
*	Innoviva Inc.	75,805	995
*	Allscripts Healthcare Solutions Inc.	52,219	989
*	NeoGenomics Inc.	83,500	936
*	Amphastar Pharmaceuticals Inc.	31,411	926
*	Addus HomeCare Corp.	8,353	921
*	Collegium Pharmaceutical Inc.	41,228	902
*	Fulgent Genetics Inc.	24,500	889
*	BioLife Solutions Inc.	41,170	872
*	Heska Corp.	12,292	791
*	ModivCare Inc.	8,716	671
*	Varex Imaging Corp.	30,856	655
*	Cutera Inc.	13,570	646
*	Cara Therapeutics Inc.	54,392	642
*	Enanta Pharmaceuticals Inc.	14,142	619
	US Physical Therapy Inc.	7,069	611
*	AngioDynamics Inc.	47,114	610
	Mesa Laboratories Inc.	3,561	602
*	iTeos Therapeutics Inc.	29,629	597
*	Coherus Biosciences Inc.	78,002	535
*	Community Health Systems Inc.	151,316	519
*	REGENXBIO Inc.	20,416	488
*	Vanda Pharmaceuticals Inc.	44,019	480
	Simulations Plus Inc.	11,589	470
*	OptimizeRx Corp.	21,838	461
*	HealthStream Inc.	15,796	401
*	Surmodics Inc.	11,029	399
[1]	Zynex Inc.	26,886	369
*	ANI Pharmaceuticals Inc.	8,610	361
*	Anika Therapeutics Inc.	9,312	294
*	Cardiovascular Systems Inc.	20,706	290
*	Nektar Therapeutics Class A	102,254	286
*	Joint Corp.	17,527	261
*	Organogenesis Holdings Inc. Class A	85,363	234
*	Eagle Pharmaceuticals Inc.	6,243	227
*	Pennant Group Inc.	17,165	178
*,2	Lantheus Holdings Inc. CVR	35,713	—
*,2	OmniAb Inc. (Earnout Shares)	14,780	—
*	OmniAb Inc.	1	—
			76,300

		Shares	Market Value ($000)
Industrials (16.0%)
	Exponent Inc.	61,842	6,395
	UFP Industries Inc.	74,551	6,103
	Comfort Systems USA Inc.	43,286	5,487
	Mueller Industries Inc.	68,578	4,716
	Korn Ferry	66,068	3,768
	Forward Air Corp.	32,486	3,650
	Encore Wire Corp.	23,142	3,381
	Matson Inc.	47,163	3,007
	AAON Inc.	34,043	2,698
	Applied Industrial Technologies Inc.	20,001	2,650
	Franklin Electric Co. Inc.	31,524	2,626
*	Aerojet Rocketdyne Holdings Inc.	47,566	2,473
	ArcBest Corp.	29,678	2,456
	Hillenbrand Inc.	45,386	2,269
	John Bean Technologies Corp.	24,676	2,267
*	NV5 Global Inc.	15,052	2,175
	Federal Signal Corp.	44,751	2,174
*	MYR Group Inc.	20,158	1,926
	Albany International Corp. Class A	18,822	1,908
	Boise Cascade Co.	22,930	1,698
*	3D Systems Corp.	157,862	1,601
*	SPX Technologies Inc.	23,007	1,539
	Trinity Industries Inc.	49,690	1,522
*	AeroVironment Inc.	16,350	1,504
*	GMS Inc.	28,847	1,416
	Lindsay Corp.	7,825	1,381
	Brady Corp. Class A	25,945	1,243
*	Gibraltar Industries Inc.	17,960	909
*	Triumph Group Inc.	78,393	898
	Enerpac Tool Group Corp. Class A	33,689	844
	Alamo Group Inc.	5,219	785
	Standex International Corp.	6,935	729
	Heidrick & Struggles International Inc.	23,858	709
	Insteel Industries Inc.	23,597	696
*	PGT Innovations Inc.	32,640	646
	Tennant Co.	9,658	614
*	Sun Country Airlines Holdings Inc.	23,678	478
*	Forrester Research Inc.	13,499	475
*	Viad Corp.	13,149	389
	Interface Inc. Class A	32,001	347
	Park Aerospace Corp.	10,478	139
			82,691
Information Technology (18.8%)
*	SPS Commerce Inc.	43,571	6,198
*	Fabrinet	44,507	5,938
*	Rambus Inc.	133,747	5,133
*	Diodes Inc.	55,045	5,077
*	Onto Innovation Inc.	60,119	4,807
	Advanced Energy Industries Inc.	45,206	4,188
	Kulicke & Soffa Industries Inc.	70,273	3,370
*	Extreme Networks Inc.	156,398	3,280
*	Axcelis Technologies Inc.	39,975	3,192
*	MaxLinear Inc. Class A	87,223	3,192
*	Alarm.com Holdings Inc.	60,179	3,003
*	Perficient Inc.	41,862	2,974
	Progress Software Corp.	52,580	2,804
	Badger Meter Inc.	23,022	2,666

		Shares	Market Value ($000)
*	Rogers Corp.	22,663	2,471
*	Digital Turbine Inc.	108,851	1,988
*	Ultra Clean Holdings Inc.	54,997	1,960
*	Harmonic Inc.	127,140	1,950
*	Viavi Solutions Inc.	170,941	1,937
*	Clearfield Inc.	13,845	1,822
	EVERTEC Inc.	53,490	1,806
*	LiveRamp Holdings Inc.	81,294	1,785
	ADTRAN Holdings Inc.	85,266	1,728
	A10 Networks Inc.	80,315	1,503
	CSG Systems International Inc.	22,944	1,419
*	FormFactor Inc.	58,715	1,355
*	Veeco Instruments Inc.	62,147	1,235
*	Cohu Inc.	33,795	1,211
*	Sabre Corp.	191,005	1,167
	TTEC Holdings Inc.	22,820	1,094
*	Agilysys Inc.	15,046	999
	InterDigital Inc.	18,631	935
*	Avid Technology Inc.	32,372	909
	Methode Electronics Inc.	19,530	892
*	Digi International Inc.	19,929	846
	CTS Corp.	19,647	835
*	CEVA Inc.	28,081	763
*	OSI Systems Inc.	8,230	728
*	Alpha & Omega Semiconductor Ltd.	20,630	724
	Adeia Inc.	65,485	724
*	PDF Solutions Inc.	22,412	703
*	Knowles Corp.	44,304	691
*	SMART Global Holdings Inc.	36,854	623
*	8x8 Inc.	144,862	620
*	LivePerson Inc.	51,945	610
*	Ichor Holdings Ltd.	19,767	589
*	Cerence Inc.	24,894	511
*	Payoneer Global Inc.	85,782	463
*	FARO Technologies Inc.	10,620	318
*,1	Corsair Gaming Inc.	17,954	303
*	Xperi Inc.	26,186	280
*	OneSpan Inc.	20,698	260
*	Arlo Technologies Inc.	59,397	227
*	Diebold Nixdorf Inc.	89,538	192
*	Unisys Corp.	39,392	169
			97,167
Materials (4.2%)
*	Livent Corp.	216,861	6,070
	Balchem Corp.	38,864	5,472
	HB Fuller Co.	29,596	2,377
*	ATI Inc.	70,752	2,159
	Quaker Chemical Corp.	9,566	1,882
	Materion Corp.	14,383	1,159
	AdvanSix Inc.	18,266	752
	Hawkins Inc.	12,317	512
	Myers Industries Inc.	18,977	443
	Haynes International Inc.	8,602	430
*	Century Aluminum Co.	27,572	248
			21,504
Real Estate (6.8%)
	Innovative Industrial Properties Inc.	33,846	4,102

	Shares	Market Value ($000)
Agree Realty Corp.	43,465	3,040
Tanger Factory Outlet Centers Inc.	126,296	2,456
Essential Properties Realty Trust Inc.	88,865	2,063
LXP Industrial Trust	169,385	1,823
SITE Centers Corp.	123,972	1,685
St. Joe Co.	41,376	1,590
Outfront Media Inc.	76,072	1,391
NexPoint Residential Trust Inc.	27,568	1,326
Four Corners Property Trust Inc.	48,385	1,313
Uniti Group Inc.	166,200	1,266
Retail Opportunity Investments Corp.	74,044	1,129
CareTrust REIT Inc.	55,090	1,091
Urban Edge Properties	63,862	1,005
Elme Communities	46,449	918
Safehold Inc.	29,434	869
American Assets Trust Inc.	27,042	792
Getty Realty Corp.	23,631	780
Acadia Realty Trust	50,464	776
Centerspace	11,891	767
Marcus & Millichap Inc.	17,028	634
Armada Hoffler Properties Inc.	49,887	606
Sunstone Hotel Investors Inc.	53,846	592
RPT Realty	52,635	590
Community Healthcare Trust Inc.	16,636	587
Saul Centers Inc.	10,813	466
iStar Inc.	57,754	464
Universal Health Realty Income Trust	8,311	436
Urstadt Biddle Properties Inc. Class A	19,731	377
Douglas Elliman Inc.	81,717	337
Industrial Logistics Properties Trust	32,150	131
		35,402
Utilities (1.6%)
American States Water Co.	29,521	2,893
California Water Service Group	38,816	2,520
Middlesex Water Co.	14,674	1,371
Chesapeake Utilities Corp.	11,180	1,339
		8,123
Total Common Stocks (Cost $528,337)		516,494

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,914)	3.877%	29,150	2,914
Total Investments (100.4%) (Cost $531,251)				519,408
Other Assets and Liabilities—Net (-0.4%)				(2,155)
Net Assets (100%)				517,253
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,530,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,691,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	9	849	41

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	516,494	—	—	516,494
Temporary Cash Investments	2,914	—	—	2,914
Total	519,408	—	—	519,408

Derivative Financial Instruments
Assets
Futures Contracts[1]	41	—	—	41
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.